WARRANTS TO PURCHASE COMMON STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Gravitics Inc [Member]
SCHEDULE OF WARRANT OUTSTANDING AND WARRANT ACTIVITY

Description	Classification	Exercise Price	Expiration Date	Balance December 31, 2025	Warrants Issued	Warrants Exercised	Warrants Expired / Cancelled	Adjustments (ii)	Balance June 30, 2026
Secured Promissory Note Warrants	Equity (i)	$0.01	3/30/2031	1,601,052	-	(1,541,871)	-	196,525	255,706
Default Warrants	Equity (i)	$0.01	3/30/2031	800,526	-	(870,164)	-	69,638	-
Service Provider Warrants	Equity (iv)	$0.01	12/31/2026	-	4,794,604	(3,835,684)	-	-	958,920
Placement Agent Warrants	Equity (iii)	$5.38	1/12/2031	-	36,822	-	-	-	36,822
Unsecured Promissory Note Warrants	Equity (v)	$0.00	8/24/2034	99,072	-	-	(99,072)	-	-
				2,500,650	4,831,426	(6,247,719)	(99,072)	266,163	1,251,448

(i)	The Secured Promissory Note Warrants and Default Warrants were reclassified to equity upon the conversion of the convertible promissory notes in connection with the Series A-I Closing in January and February 2026. During the three months ended June 30, 2026, 2,412,035 of the Secured Promissory Note Warrants and Default Warrants were exercised.

(ii)	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization determined upon the Series A financing. The Secured Promissory Note Warrants and the Default Warrants entitled holders to a specified percentage of fully diluted equity rather than a fixed number of shares prior to their reclassification to equity.

(iii)	The Placement Agent Warrants were reclassified from a liability to equity during the three months ended June 30, 2026 upon the increase in authorized common shares (see Note 12).

(iv)	The Service Provider Warrants were reclassified from a liability to equity during the three months ended June 30, 2026 upon the increase in authorized common shares (see Note 12). During that period, 3,835,684 of the Service Provider Warrants were exercised. The shares issued upon this exercise are included in common shares issued and outstanding but remain subject to forfeiture until the performance condition is satisfied and are therefore treated as contingently returnable shares that are excluded from the computation of net loss per share until the performance condition is met.

(v)	The Unsecured Promissory Note Warrants, which were equity-classified, were cancelled during the three months ended June 30, 2026. Accordingly, no Unsecured Promissory Note Warrants remain outstanding at June 30, 2026.

Description	Classification	Exercise Price	Expiration Date	Balance December 31, 2024	Warrants Issued	Warrants Exercised	Warrants Expired	Adjustments (i)	Balance December 31, 2025
Secured Promissory Note Warrants	Liability	$0.01	11/24/2033	1,411,508	-	-	-	89,478	1,500,986
Secured Promissory Note Warrants	Liability	$0.01	12/5/2033	94,101	-	-	-	5,965	100,066
Default Warrants	Liability	$0.01	11/24/2033	-	600,395	-	-	-	600,395
Default Warrants	Liability	$0.01	12/5/2033	-	200,131	-	-	-	200,131
Pre-funded warrants	Equity	$0.01	(ii)	-	694,673	(694,673)	-	-	-
Unsecured Promissory Note Warrants	Equity	$0.00	8/24/2034	99,072	-	-	-	-	99,072
				1,604,681	1,495,199	(694,673)	-	95,443	2,500,650

(i)	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization from December 31, 2024 to December 31, 2025. The Secured Promissory Note Warrants entitle holders to a specified percentage of fully diluted equity rather than a fixed number of shares.

(ii)	Pre-funded warrants were exercisable for two business days from date of issuance and were immediately exercised upon issuance.